Income Tax Expense (Income)	6 Months Ended
Jun. 30, 2025
Income Tax Expense (Income) [Abstract]
INCOME TAX EXPENSE (INCOME)

15. INCOME TAX EXPENSE (INCOME)

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

BVI

New Achiever is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Samfine HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. Under Hong Kong tax law, Samfine HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The PRC subsidiaries are incorporated under PRC law and, as such, are subject to PRC enterprise income tax on their taxable income in accordance with the relevant PRC income tax laws. Pursuant to the PRC Enterprise Income Tax Law, a uniform 25% enterprise income tax rate is generally applicable to both foreign-invested enterprises and domestic enterprises, except where a special preferential rate applies. In accordance with the prevailing tax regulations, all of the PRC subsidiaries are qualified as small and micro enterprises, thus the preferential effective tax rates of 2.5%-5% are applied to these entities. The enterprise income tax is calculated based on the entity’s global income as determined under PRC tax laws and accounting standards.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2024 and June 30, 2025.

Significant components of the provision for income taxes are as follows:

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Current:
Hong Kong	—	—	—
PRC	8	43,351	5,522
Deferred:
Hong Kong	615,392	(2,073,535)	(264,148)
PRC	(392,606)	332,402	42,345
	222,786	(1,741,133)	(221,803)
Income tax expense (income)	222,794	(1,697,782)	(216,281)

Deferred tax

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	Tax losses	Allowance for expected credit losses	Total
	HK$	HK$	HK$

As of January 1, 2024	2,413,898	226,489	2,640,387
Charged to the unaudited interim condensed consolidated statements of operations	(222,786)	—	(222,786)
As of June 30, 2024 (Unaudited)	2,191,112	226,489	2,417,601
As of June 30, 2024 (US$) (Unaudited)	280,614	29,006	309,620

As of January 1, 2025	1,789,897	80,922	1,870,819
Credited to the unaudited interim condensed consolidated statements of operations	1,741,133	—	1,741,133
As of June 30, 2025 (Unaudited)	3,531,030	80,922	3,611,952
As of June 30, 2025 (US$) (Unaudited)	499,818	10,309	460,127

Movements of deferred tax asset were as follows:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Deferred tax asset:
Beginning balance	2,640,387	1,870,819	238,324
(Utilized)/recognised	(769,568)	1,741,133	221,803
Ending balance	1,870,819	3,611,952	460,127

The management believes the Company will be able to full utilize the assets in the foreseeable future.